Consolidated Statement of Stockholders’ Equity - USD ($)	Total	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Jul. 21, 2016	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 21, 2016		0	0
Reverse recapitalization for net assets of Parent (in shares)		9,530,379	2,976
Conversion of notes payable to Parent	735,099	$ 0	$ 0	735,099	0
Stock based compensation -stock to be issued	6,250	$ 0	$ 6,250	0	0
Stock based compensation -stock to be issued (in shares)		0	5,953
Reverse recapitalization for net assets of Parent	977,426	$ 95,304	$ 3,125	878,997	0
Issuance of common stock of Subsidiary for cash	2,952	$ 125,171	$ 0	(122,219)	0
Issuance of common stock of Subsidiary for cash (in shares)		12,517,152	0
Comprehensive loss
Other comprehensive loss	0	$ 0	$ 0	0	0
Comprehensive loss	(2,187,758)	0	0	0	(2,187,758)
Stock based compensation	1,238,893	0	0	1,238,893	0
Net loss	(2,187,758)	0	0	0	(2,187,758)
Balance at Dec. 31, 2016	772,862	$ 220,475	$ 9,375	2,730,770	(2,187,758)
Balance (in shares) at Dec. 31, 2016		22,047,531	8,929
Common stock to be issued	0	$ 89	$ (9,375)	9,286
Common stock to be issued (in shares)		8,930	(8,929)
Issuance of common stock, net of offering costs	3,318,664	$ 37,650	$ 0	3,281,014
Issuance of common stock, net of offering costs (in shares)		3,765,000	0
Shares issued for investment banking fees	200,880	$ 1,620		199,260
Shares issued for investment banking fees (in shares)		162,000
Comprehensive loss
Stock based compensation	1,288,659			1,288,659	(2,593,195)
Net loss	(2,593,195)
Balance at Jun. 30, 2017	$ 2,987,870	$ 259,834	$ 0	$ 7,508,989	$ (4,780,953)
Balance (in shares) at Jun. 30, 2017		25,983,461	0